Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			9 Months Ended	0 Months Ended	7 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 15, 2012	Aug. 14, 2012
Impairment of long-lived assets
Impairment charges on long-lived assets			$ 0	$ 57	$ 2,176
Value-added Taxes
Value-added taxes rate (as a percent)	3.00%	6.00%
H5N1 licenses
Licenses
Estimated useful life						20 years
Land use rights | Minimum
Licenses
Estimated useful life			28 years
Land use rights | Maximum
Licenses
Estimated useful life			49 years
Licenses
Licenses
Estimated useful life			9 years 1 month 28 days
Licenses | Inactivated hepatitis A and recombinant hepatitis A&B licenses
Licenses
Estimated useful life			10 years
Licenses | H5N1 licenses
Licenses
Estimated useful life								20 years
Remaining useful life							3 years